Related Parties (Details) - Schedule of Profit and Loss Data - Related Parties [Member] - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Profit and Loss Data [Line Items]
Cost of revenue	[1]	$ 87	$ 28
Research and development expenses	[1]	29	69
Selling and marketing expenses	[1]	207	158
General and administrative expenses	[1]	$ 302	$ 116

[1]	Including benefits to interested parties, related parties and officers, included in subsections b and c above.